Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Property,plant and equipment assets		R$ 28,425,563
Property,plant and equipment assets, ending balance		38,910,834	R$ 28,425,563
Works in progress
Statement [Line Items]
Property,plant and equipment assets		3,351,613
Property,plant and equipment assets, ending balance		2,158,327	3,351,613
Automatic switching equipment
Statement [Line Items]
Property,plant and equipment assets		R$ 1,137,390
Annual depreciation rate (average)		10.00%
Property,plant and equipment assets, ending balance		R$ 1,001,602	1,137,390
Transmission and other equipment
Statement [Line Items]
Property,plant and equipment assets	[1]	R$ 14,203,958
Annual depreciation rate (average)	[1]	12.00%
Property,plant and equipment assets, ending balance	[1]	R$ 16,978,053	14,203,958
Infrastructure
Statement [Line Items]
Property,plant and equipment assets		R$ 7,309,249
Annual depreciation rate (average)		10.00%
Property,plant and equipment assets, ending balance		R$ 8,497,532	7,309,249
Buildings
Statement [Line Items]
Property,plant and equipment assets		R$ 1,649,115
Annual depreciation rate (average)		9.00%
Property,plant and equipment assets, ending balance		R$ 1,510,444	1,649,115
Right of use - leases
Statement [Line Items]
Annual depreciation rate (average)		11.00%
Property,plant and equipment assets, ending balance		R$ 7,905,591
Other assets
Statement [Line Items]
Property,plant and equipment assets		R$ 774,238
Annual depreciation rate (average)		15.00%
Property,plant and equipment assets, ending balance		R$ 859,285	774,238
Gross carrying amount [member]
Statement [Line Items]
Property,plant and equipment assets		126,795,685	121,555,568
Initial adoption of IFRS 16		8,167,932
Contractual changes		520,809
Additions		7,777,057	5,940,627
Write-offs		(1,362,518)	(700,510)
Transfer to held-for-sale assets		(322,146)
Reclassified from held-for-sale assets		781
Property,plant and equipment assets, ending balance		141,577,600	126,795,685
Gross carrying amount [member] | Works in progress
Statement [Line Items]
Property,plant and equipment assets		3,351,613	3,434,113
Additions		6,870,257	5,117,872
Write-offs		(104,781)	(47,465)
Transfers		(7,958,762)	(5,152,907)
Property,plant and equipment assets, ending balance		2,158,327	3,351,613
Gross carrying amount [member] | Automatic switching equipment
Statement [Line Items]
Property,plant and equipment assets		20,077,960	20,008,955
Additions			487
Transfers		135,576	68,518
Property,plant and equipment assets, ending balance		20,213,536	20,077,960
Gross carrying amount [member] | Transmission and other equipment
Statement [Line Items]
Property,plant and equipment assets	[1]	62,092,721	59,082,061
Additions	[1]	226,022	383,088
Write-offs	[1]	(61,464)	(45,211)
Transfers	[1]	5,076,356	2,672,783
Property,plant and equipment assets, ending balance	[1]	67,333,635	62,092,721
Gross carrying amount [member] | Infrastructure
Statement [Line Items]
Property,plant and equipment assets		30,343,531	28,341,491
Additions		295,795	388,988
Write-offs		(1,059,118)	(601,087)
Transfers		2,463,974	2,214,139
Transfer to held-for-sale assets		(50,854)
Property,plant and equipment assets, ending balance		31,993,328	30,343,531
Gross carrying amount [member] | Buildings
Statement [Line Items]
Property,plant and equipment assets		4,463,690	4,471,481
Additions		5,054	10,721
Write-offs			(3,344)
Transfers		39,025	(15,168)
Transfer to held-for-sale assets		(271,292)
Property,plant and equipment assets, ending balance		4,236,477	4,463,690
Gross carrying amount [member] | Right of use - leases
Statement [Line Items]
Initial adoption of IFRS 16		8,167,932
Contractual changes		520,809
Additions		283,494
Write-offs		(136,734)
Property,plant and equipment assets, ending balance		8,835,501
Gross carrying amount [member] | Other assets
Statement [Line Items]
Property,plant and equipment assets		6,466,170	6,217,467
Additions		96,435	39,471
Write-offs		(421)	(3,403)
Transfers		243,831	212,635
Reclassified from held-for-sale assets		781
Property,plant and equipment assets, ending balance		6,806,796	6,466,170
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Property,plant and equipment assets		(98,370,122)	(94,566,921)
Depreciation expenses		(5,549,256)	(4,288,313)
Write-offs		1,047,867	485,112
Transfer to held-for-sale assets		205,465
Reclassified from held-for-sale assets		(720)
Property,plant and equipment assets, ending balance		(102,666,766)	(98,370,122)
Accumulated depreciation and amortisation [member] | Automatic switching equipment
Statement [Line Items]
Property,plant and equipment assets		(18,940,570)	(18,648,010)
Depreciation expenses		(271,449)	(292,524)
Transfers		85	(36)
Property,plant and equipment assets, ending balance		(19,211,934)	(18,940,570)
Accumulated depreciation and amortisation [member] | Transmission and other equipment
Statement [Line Items]
Property,plant and equipment assets	[1]	(47,888,763)	(45,677,425)
Depreciation expenses	[1]	(2,519,706)	(2,251,574)
Write-offs	[1]	53,452	40,387
Transfers	[1]	(565)	(151)
Property,plant and equipment assets, ending balance	[1]	(50,355,582)	(47,888,763)
Accumulated depreciation and amortisation [member] | Infrastructure
Statement [Line Items]
Property,plant and equipment assets		(23,034,282)	(22,230,047)
Depreciation expenses		(1,456,608)	(1,246,471)
Write-offs		979,614	442,589
Transfers		(787)	(353)
Transfer to held-for-sale assets		16,267
Property,plant and equipment assets, ending balance		(23,495,796)	(23,034,282)
Accumulated depreciation and amortisation [member] | Buildings
Statement [Line Items]
Property,plant and equipment assets		(2,814,575)	(2,758,012)
Depreciation expenses		(101,432)	(90,348)
Write-offs			215
Transfers		776	33,570
Transfer to held-for-sale assets		189,198
Property,plant and equipment assets, ending balance		(2,726,033)	(2,814,575)
Accumulated depreciation and amortisation [member] | Right of use - leases
Statement [Line Items]
Depreciation expenses		(952,225)
Write-offs		22,315
Property,plant and equipment assets, ending balance		(929,910)
Accumulated depreciation and amortisation [member] | Other assets
Statement [Line Items]
Property,plant and equipment assets		(5,691,932)	(5,253,427)
Depreciation expenses		(247,836)	(407,396)
Write-offs		(7,514)	1,921
Transfers		491	(33,030)
Reclassified from held-for-sale assets		(720)
Property,plant and equipment assets, ending balance		R$ (5,947,511)	R$ (5,691,932)

[1]	Transmission and other equipment include transmission and data communication equipment.